Accounting Standards and Basis of Preparation (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Standards and Basis of Preparation [Abstract]
Schedule of Information related to Company’s Share of Voting Rights in its Subsidiaries

The subsidiaries of the Group, all of which have been included in the consolidated financial statements of the Group, are as follows:

Name	Principal activities	Country of incorporation and principal place of business	Ref	% Equity interest 06/30/2025	% Equity interest 06/30/2024
Moolec Science Limited	Investment in subsidiaries	United Kingdom	b)	100%	-
AG Biomolecules LLC	Production and commercialization of agricultural products	United States	b)	100%	-
ValoraSoy S.A.	Production and commercialization of agricultural products	Argentina	b)	100%	-
Nutrecon LLC	Investment in subsidiaries	United States	b)	100%	-
SynBio Powerlabs	Production and commercialization of fermentation products	Finland	d)	90%	-
Gentle Tech	Investment in subsidiaries	British Virgin Islands	a),b)	100%	50%
Gentle Farming	Investment in subsidiaries	British Virgin Islands	a),b)	51%	51%
G-FAS	Production and commercialization of sustainable agricultural equipment	Argentina	a),b)	64%	64%
Bioceres Group Limited	Investment in subsidiaries	United Kingdom	b)	100%	100%
Bioceres Crop Solutions (BIOX)	Research and development	United States	c)	29.30%	28.75%
Bioceres LLC	Investment in subsidiaries	United States	a)	100%	100%
Bioceres S.A.	Investment in subsidiaries	Argentina	a)	89.93%	79.72%
Bioceres Tech Services LLC	Investment in subsidiaries	United States	a)	100%	100%

a) Direct interests held by Bioceres Group Limited.

b) Direct interest held by Moolec Science SA.

c) Since 2023, the Group exercises “de facto control” over Bioceres Crop Solutions Corp, however, as stated in note Note 1 – The Group’s business reorganization and general information - “The Bioceres Group Business Combination Agreement”, Bioceres Group Limited lost the “de facto control” on June 24, 2025. The subsidiary was deconsolidated as of June 30, 2025, and the investment in it was measured using the equity method. The Group’s consolidated result includes the results of that entity up to the date of its deconsolidation. No results related to the loss of control have been recognized. Various notes to the financial statements show the effect it has had on consolidated assets and liabilities, business segments and CGUs.

d) Direct interest held by Nutrecon LLC.